Annual Fund Operating Expenses - Xtrackers International Real Estate ETF - Xtrackers International Real Estate ETF	Oct. 01, 2020
Operating Expenses:
Management fee	0.12%
Other Expenses	none
Total annual fund operating expenses	0.12%
Fee waiver/expense reimbursement	0.02%
Total annual fund operating expenses after fee waiver	0.10%